Shareholder Fees {- Fidelity® California AMT Tax-Free Money Market Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-10 | Fidelity® California AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none